Accrued Expenses and Other Current Liabilities for Discontinued Operations (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deposit received for the sale of property, plant and equipment	$ 22,071	$ 8,160
Payables for purchases of property plant and equipment	5,573	6,496
Accrued expenses and other current liabilities for discontinued operations	$ 27,644	$ 14,656